Consolidated statement of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement of comprehensive income [abstract]
Gains on investments in equity-accounted associates and joint ventures included in OCI	$ 4	$ 16	$ (3)